Provisions and other liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Nov. 30, 2021	Nov. 11, 2021
Disclosure of other provisions [line items]
Provisions made during year	$ 12,219	$ 30,900
Upward adjustments / increase in provision	0
Expenditures	17,611	4,030
Downward adjustments / provision eliminated	10,140	1,112
Effect of movements in exchange rates	(105)	(5)
Onerous contracts provision (notes 4 & 18)	4,400	1,200	$ 1,200
Contingent consideration	$ 2,078
Numerous milestone objective period	3 years
Payment of contingent consideration liability	$ 14,900
Top of range
Disclosure of other provisions [line items]
Payment of contingent consideration liability	27,000
Arcola Energy Limited
Disclosure of other provisions [line items]
Liabilities incurred					$ 26,258
Arcola Energy Limited | Top of range
Disclosure of other provisions [line items]
Contingent consideration					$ 27,000
Ballard Services Inc.
Disclosure of other provisions [line items]
Contingent consideration				$ 27,000
Liabilities incurred				$ 26,258
Contingent consideration liability	9,891
Cumulative Effect, Period of Adoption, Adjustment | Onerous Contracts-Cost of Fulfilling Contract
Disclosure of other provisions [line items]
Onerous contracts provision (notes 4 & 18)			$ 1,200
Warranty provision
Disclosure of other provisions [line items]
Provisions made during year	5,851	4,102
New additions to provision	4,580	2,711
Upward adjustments / increase in provision	1,271	1,391
Expenditures	2,391	3,894
Downward adjustments / provision eliminated	860	1,112
Effect of movements in exchange rates	15	(9)
Decommissioning liabilities
Disclosure of other provisions [line items]
Provisions made during year	45	109
New additions to provision	44	44
Upward adjustments / increase in provision		65
Expenditures	0	0
Downward adjustments / provision eliminated	0	0
Effect of movements in exchange rates	$ (117)	$ 4
Estimated future cash flows discounted percentage	3.41%	1.25%
Undiscounted amount of the estimated cash flows	$ 1,805	$ 1,877
Legal provision
Disclosure of other provisions [line items]
Provisions made during year	2,968	0
Expenditures	0	0
Downward adjustments / provision eliminated	0	0
Effect of movements in exchange rates	0	$ 0
Contract termination	$ 2,968